Selected Quarterly Information	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Information [Abstract]
SELECTED QUARTERLY INFORMATION
SELECTED QUARTERLY INFORMATION (Unaudited) (In millions, except per share amounts)

	2012				2011
Quarter ended (a)	March 31	June 30	September 30	December 31	March 31	June 30	September 30	December 31
Operating Revenues	$1,412	$1,402	$1,709	$1,258	$1,597	$1,458	$1,876	$1,296
Operating Income (b)	158	344	578	111	156	270	494	91
Net Income (Loss)	(403)	210	374	(1,155)	74	139	287	26
Net Income (Loss) Attributable to Ameren Corporation - Continuing Operations	$37	$161	$305	$15	$38	$116	$265	$(1)
Net Income (Loss) Attributable to Ameren Corporation - Discontinued Operations (c)	(440)	50	69	(1,171)	33	22	20	26
Net Income (Loss) Attributable to Ameren Corporation	$(403)	$211	$374	$(1,156)	$71	$138	$285	$25
Earnings (Loss) per Common Share - Basic and Diluted - Continuing Operations	$0.15	$0.66	$1.26	$0.06	$0.16	$0.48	$1.10	$(0.01)
Earnings (Loss) per Common Share - Basic and Diluted - Discontinued Operations	(1.81)	0.21	0.28	(4.82)	0.13	0.09	0.08	0.11
Earnings (Loss) per Common Share - Basic and Diluted	$(1.66)	$0.87	$1.54	$(4.76)	$0.29	$0.57	$1.18	$0.10

(a)
The sum of quarterly amounts, including per share amounts, may not equal amounts reported for year-to-date periods. This is due to the effects of rounding and changes in the number of weighted-average shares outstanding each period.

(b)
Includes pretax "Impairment and other charges" of $123 million recorded to continuing operations during the year ended December 31, 2011. See Note 17 - Impairment and Other Charges for additional information.

(c)
Includes a pretax asset impairment charge of $2.578 billion recorded to discontinued operations during the year ended December 31, 2012. See Note 16 - Divestiture Transactions and Discontinued Operations for additional information.

During preparation of the 2012 annual statement of cash flows, errors were identified in Ameren's 2012 interim statement of cash flows. The errors, which were $14 million, $26 million, and $49 million through the year-to-date first, second, and third quarters of 2012, respectively, are not considered material. The errors related to the classification of certain activity from the nuclear decommissioning trust fund and increased operating cash flows and reduced investing cash flows for each of these year-to-date periods. The 2012 interim statement of cash flows will be revised to correct for these errors in the Ameren 2013 Form 10-Q filings.